Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,736,323	$ 1,040,625
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 34,062	$ 68,719
Percent of Total	1.24%	6.60%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (43,706)	$ 425,639
Percent of Total	(1.60%)	40.90%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 246,223	$ 93,652
Percent of Total	9.00%	9.00%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ 4,844
Percent of Total		0.47%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 157,600	$ 329,548
Percent of Total	5.76%	31.67%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 48,513	$ 28,912
Percent of Total	1.77%	2.78%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		$ (104,646)
Percent of Total		(10.06%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 119,423	$ 30,058
Percent of Total	4.36%	2.89%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 9,082	$ 115,656
Percent of Total	0.33%	11.11%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 6,236	$ (114)
Percent of Total	0.23%	(0.01%)
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (34,375)	$ 6,730
Percent of Total	(1.26%)	0.65%
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (93,120)	$ (182,867)
Percent of Total	(3.40%)	(17.57%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (7,212)	$ 3,036
Percent of Total	(0.26%)	0.29%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 44,915	$ (18,310)
Percent of Total	1.64%	(1.76%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 21,657	$ 16,152
Percent of Total	0.79%	1.55%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (13,386)	$ (103,872)
Percent of Total	(0.49%)	(9.98%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,240,411	$ 327,488
Percent of Total	81.89%	31.47%